Fair Value Measurements (Details) - Schedule of changes in fair value of the Company’s derivative liability - SoundHound, Inc. [Member] - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning	$ 2,380
Extinguishment of derivative liability		1,160
Change in fair value	1,090	1,300
Balance ending	3,470	2,460
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning	2,004	3,348
Extinguishment of derivative liability
Change in fair value	2,701	593
Balance ending	$ 4,705	$ 3,941